DEPOSITS BY CUSTOMERS - Summary of Deposits (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
DEPOSITS BY CUSTOMERS
Saving accounts	$ 124,636,994	$ 108,971,334
Time deposits	109,760,722	98,686,516
Checking accounts	38,033,696	34,993,066
Other deposits	6,627,989	5,290,264
Total deposits by customers	$ 279,059,401	247,941,180
Percentage of devaluation of Colombian peso against US Dollar	15.36%
Nequi
DEPOSITS BY CUSTOMERS
Total deposits by customers	$ 4,449,420	$ 2,924,906